497(e)
                                                                       333-31131

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MARCH 1, 2010 TO THE JUNE 8, 2009 PROSPECTUS FOR
ACCUMULATOR(R) SELECT(SM)

--------------------------------------------------------------------------------

This Supplement updates certain information in the June 8, 2009 prospectus and statement of additional information, as previously supplemented (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Accumulator(R) Select(SM) Prospectus.

Please note the following changes, which are applicable throughout the
Prospectus:

1. The following information replaces the charges for "Greater of" GMDB I, "Greater of" GMDB II, Guaranteed minimum income benefit I, Guaranteed minimum income benefit II, Guaranteed withdrawal benefit for life (conversion from GMIB I -- Asset Allocation) and Guaranteed withdrawal benefit for life (conversion from GMIB II -- Custom Selection) in "Fee table" and in "Charges and expenses".

    ----------------------------------------------------------------------------------------------------------------
    Greater of 5% Roll-Up to age 80 or Annual Ratchet to age 80 ("Greater of" GMDB I) (only available if you also elect Guaranteed minimum income benefit I -- Asset Allocation)
    ----------------------------------------------------------------------------------------------------------------
    Maximum Charge (if you elect to reset the Roll-Up benefit base, we reserve the right                     1.05%
    to increase your charge up to)
    ----------------------------------------------------------------------------------------------------------------
    Current Charge                                                                                           0.90%
    ----------------------------------------------------------------------------------------------------------------
    Greater of 5% Roll-Up to age 80 or Annual Ratchet to age 80 ("Greater of" GMDB II) (only available if you also elect Guaranteed minimum income benefit II -- Custom Selection)
    ----------------------------------------------------------------------------------------------------------------
    Maximum Charge (if you elect to reset the Roll-Up benefit base, we reserve the right                     1.25%
    to increase your charge up to)
    ----------------------------------------------------------------------------------------------------------------
    Current Charge                                                                                           1.10%
    ----------------------------------------------------------------------------------------------------------------
    Guaranteed minimum income benefit I -- Asset Allocation
    ----------------------------------------------------------------------------------------------------------------
    Maximum Charge (if you elect to reset the Roll-Up benefit base, we reserve the right                     1.20%
    to increase your charge up to)
    ----------------------------------------------------------------------------------------------------------------
    Current Charge                                                                                           0.90%
    ----------------------------------------------------------------------------------------------------------------
    Guaranteed minimum income benefit II -- Custom Selection
    ----------------------------------------------------------------------------------------------------------------
    Maximum Charge (if you elect to reset the Roll-Up benefit base, we reserve the right                     1.40%
    to increase your charge up to)
    ----------------------------------------------------------------------------------------------------------------
    Current Charge                                                                                           1.10%
    ----------------------------------------------------------------------------------------------------------------
    Guaranteed withdrawal benefit for life benefit charge (Conversion from Guaranteed minimum income benefit I -- Asset Allocation)
    ----------------------------------------------------------------------------------------------------------------
    Maximum Charge (If you reset your Guaranteed minimum income benefit prior to conversion or if your
    GWBL benefit base ratchets after conversion, we reserve the right to increase your charge up to):        1.20%
    ----------------------------------------------------------------------------------------------------------------
    Current Charge:                                                                                          0.90%
    ----------------------------------------------------------------------------------------------------------------
    Guaranteed withdrawal benefit for life benefit charge (Conversion from Guaranteed minimum income benefit II -- Custom Selection)
    ----------------------------------------------------------------------------------------------------------------
    Maximum Charge (If you reset your Guaranteed minimum income benefit prior to conversion or if your
    GWBL benefit base ratchets after conversion, we reserve the right to increase your charge up to):        1.40%
    ----------------------------------------------------------------------------------------------------------------
    Current Charge:                                                                                          1.10%
    ----------------------------------------------------------------------------------------------------------------


2.  The changes described below are made under "Example" in "Fee table".

    2a. The following sentence is added as the last sentence in the second paragraph.

The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" GMDB II and the Guaranteed minimum income benefit II -- Custom Selection, both of which are calculated as a percentage of each benefit's benefit base.

    2b. The second sentence of the last paragraph is deleted in its entirety and replaced with the following:

Other than the administrative charge and the charges for the guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and total annual expenses of the Portfolios (before expense limitations) as set forth in the previous charts.



IM-10-13 (3/10)                                                    143846 (3/10)
9.0 Series NB                                                             x03038

    2c. The following information replaces the example.


    --------------------------------------------------------------------------------------------------------------------------------
                                                                                              If you surrender or do not surrender
                                                 If you annuitize at the end of the              your contract at the end of the
                                                      applicable time period                         applicable time period
    --------------------------------------------------------------------------------------------------------------------------------
    Portfolio Name                            1 year    3 years    5 years     10 years    1 year     3 years    5 years    10 years
    --------------------------------------------------------------------------------------------------------------------------------
    AXA PREMIER VIP TRUST:
    --------------------------------------------------------------------------------------------------------------------------------
    Multimanager Aggressive Equity             N/A       $2,035     $3,210      $6,335      $552      $1,685     $2,860     $5,985
    Multimanager Core Bond                     N/A       $2,023     $3,191      $6,301      $548      $1,673     $2,841     $5,951
    Multimanager International Equity          N/A       $2,120     $3,345      $6,570      $581      $1,770     $2,995     $6,220
    Multimanager Large Cap Core Equity         N/A       $2,081     $3,282      $6,462      $568      $1,731     $2,932     $6,112
    Multimanager Large Cap Growth              N/A       $2,108     $3,326      $6,537      $577      $1,758     $2,976     $6,187
    Multimanager Large Cap Value               N/A       $2,087     $3,292      $6,479      $570      $1,737     $2,942     $6,129
    Multimanager Mid Cap Growth                N/A       $2,111     $3,330      $6,545      $578      $1,761     $2,980     $6,195
    Multimanager Mid Cap Value                 N/A       $2,108     $3,326      $6,537      $577      $1,758     $2,976     $6,187
    Multimanager Small Cap Growth              N/A       $2,138     $3,373      $6,620      $588      $1,788     $3,023     $6,270
    Multimanager Small Cap Value               N/A       $2,123     $3,349      $6,579      $582      $1,773     $2,999     $6,229
    Multimanager Technology                    N/A       $2,165     $3,416      $6,693      $597      $1,815     $3,066     $6,343
    --------------------------------------------------------------------------------------------------------------------------------
    EQ ADVISORS TRUST:
    --------------------------------------------------------------------------------------------------------------------------------
    AXA Balanced Strategy                      N/A       $2,102     $3,316      $6,521      $575      $1,752     $2,966     $6,171
    AXA Conservative Growth Strategy           N/A       $2,096     $3,306      $6,504      $573      $1,746     $2,956     $6,154
    AXA Conservative Strategy                  N/A       $2,084     $3,287      $6,471      $569      $1,734     $2,937     $6,121
    AXA Growth Strategy                        N/A       $2,111     $3,330      $6,545      $578      $1,761     $2,980     $6,195
    AXA Moderate Growth Strategy               N/A       $2,105     $3,321      $6,529      $576      $1,755     $2,971     $6,179
    EQ/AllianceBernstein International         N/A       $2,081     $3,282      $6,462      $568      $1,731     $2,932     $6,112
    EQ/AllianceBernstein Small Cap Growth      N/A       $2,078     $3,278      $6,454      $567      $1,728     $2,928     $6,104
    EQ/AXA Franklin Small Cap Value Core       N/A       $2,090     $3,297      $6,487      $571      $1,740     $2,947     $6,137
    EQ/AXA Franklin Templeton Founding
      Strategy Core                            N/A       $2,156     $3,402      $6,669      $594      $1,806     $3,052     $6,319
    EQ/AXA Templeton Growth Core               N/A       $2,087     $3,292      $6,479      $570      $1,737     $2,942     $6,129
    EQ/BlackRock Basic Value Equity            N/A       $2,014     $3,176      $6,276      $545      $1,664     $2,826     $5,926
    EQ/BlackRock International Value           N/A       $2,120     $3,345      $6,570      $581      $1,770     $2,995     $6,220
    EQ/Boston Advisors Equity Income           N/A       $2,087     $3,292      $6,479      $570      $1,737     $2,942     $6,129
    EQ/Calvert Socially Responsible            N/A       $2,078     $3,278      $6,454      $567      $1,728     $2,928     $6,104
    EQ/Capital Guardian Growth                 N/A       $2,051     $3,234      $6,378      $557      $1,701     $2,884     $6,028
    EQ/Capital Guardian Research               N/A       $2,041     $3,220      $6,352      $554      $1,691     $2,870     $6,002
    EQ/Common Stock Index                      N/A       $1,947     $3,069      $6,084      $521      $1,597     $2,719     $5,734
    EQ/Core Bond Index                         N/A       $1,947     $3,069      $6,084      $521      $1,597     $2,719     $5,734
    EQ/Davis New York Venture                  N/A       $2,111     $3,330      $6,545      $578      $1,761     $2,980     $6,195
    EQ/Equity 500 Index                        N/A       $1,926     $3,034      $6,023      $514      $1,576     $2,684     $5,673
    EQ/Evergreen Omega                         N/A       $2,081     $3,282      $6,462      $568      $1,731     $2,932     $6,112
    EQ/Intermediate Government Bond
      Index                                    N/A       $1,956     $3,083      $6,111      $525      $1,606     $2,733     $5,761
    EQ/International Core PLUS                 N/A       $2,090     $3,297      $6,487      $571      $1,740     $2,947     $6,137
    EQ/International Growth                    N/A       $2,147     $3,388      $6,644      $591      $1,797     $3,038     $6,294
    EQ/JPMorgan Value Opportunities            N/A       $2,038     $3,215      $6,344      $553      $1,688     $2,865     $5,994
    EQ/Large Cap Core PLUS                     N/A       $2,051     $3,234      $6,378      $557      $1,701     $2,884     $6,028
    EQ/Large Cap Growth Index                  N/A       $1,953     $3,078      $6,102      $524      $1,603     $2,728     $5,752
    EQ/Large Cap Growth PLUS                   N/A       $2,032     $3,205      $6,327      $551      $1,682     $2,855     $5,977
    EQ/Large Cap Value Index                   N/A       $1,966     $3,098      $6,137      $528      $1,616     $2,748     $5,787
    EQ/Large Cap Value PLUS                    N/A       $1,996     $3,147      $6,224      $538      $1,646     $2,797     $5,874
    EQ/Lord Abbett Growth and Income           N/A       $2,066     $3,258      $6,420      $562      $1,716     $2,908     $6,070
    EQ/Lord Abbett Large Cap Core              N/A       $2,072     $3,268      $6,437      $564      $1,722     $2,918     $6,087
    EQ/Mid Cap Index                           N/A       $1,950     $3,074      $6,093      $522      $1,600     $2,724     $5,743
    EQ/Mid Cap Value PLUS                      N/A       $2,051     $3,234      $6,378      $557      $1,701     $2,884     $6,028
    EQ/Money Market                            N/A       $1,950     $3,074      $6,093      $522      $1,600     $2,724     $5,743
    EQ/Oppenheimer Global                      N/A       $2,222     $3,506      $6,846      $617      $1,872     $3,156     $6,496
    EQ/Quality Bond PLUS                       N/A       $1,987     $3,132      $6,198      $535      $1,637     $2,782     $5,848
    EQ/Small Company Index                     N/A       $1,944     $3,064      $6,076      $520      $1,594     $2,714     $5,726
    EQ/T. Rowe Price Growth Stock              N/A       $2,099     $3,311      $6,512      $574      $1,749     $2,961     $6,162
    EQ/UBS Growth and Income                   N/A       $2,093     $3,302      $6,496      $572      $1,743     $2,952     $6,146
    EQ/Van Kampen Comstock                     N/A       $2,057     $3,244      $6,395      $559      $1,707     $2,894     $6,045
    EQ/Van Kampen Mid Cap Growth               N/A       $2,072     $3,268      $6,437      $564      $1,722     $2,918     $6,087
    --------------------------------------------------------------------------------------------------------------------------------

3. The third paragraph under "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" is deleted in its entirety and replaced with the following:

If the Guaranteed minimum income benefit is elected at issue, during the first year, with respect to the GMIB I -- Asset Allocation, the "Greater of" GMDB I enhanced death benefit, the GMIB II -- Custom Selection and the "Greater of" GMDB II enhanced death benefit, withdrawals will reduce each benefit's 5% Roll-Up to age 80 benefit base on a pro-rata basis. If the Guaranteed minimum income benefit is added after issue, the applicable one year period begins as of the GMIB effective date. Beginning on the first day of the 2nd contract year, with respect to the GMIB I -- Asset Allocation, the "Greater of" GMDB I enhanced death benefit, the GMIB II -- Custom Selection and the "Greater of" GMDB II enhanced death benefit, withdrawals will reduce each of the benefits' 5% Roll-Up to age 80 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 5% or less of the 5% Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 5% of the benefit base on the most recent anniversary, that entire withdrawal and any subsequent withdrawals in that same contract year will reduce the benefit base on a pro rata basis.

4. The information under "Appendix III: Hypothetical illustrations" is deleted in its entirety and replaced with the following:

Variable deferred annuity
Accumulator(R) Select(SM)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
    Greater of 5% Roll-Up to age 80 or the Annual Ratchet to age 80 Guaranteed minimum death benefit
    Earnings enhancement benefit
    Guaranteed minimum income benefit, including conversion to the Guaranteed withdrawal benefit for life at age 80

                                                            Greater of 5%
                                                          Roll-Up to age 80
                                                            or the Annual
                                                          Ratchet to age 80
                                                         Guaranteed Minimum
                    Account Value        Cash Value         Death Benefit
        Contract ------------------- ------------------- -------------------
  Age     Year       0%        6%        0%        6%        0%        6%
------ --------- --------- --------- --------- --------- --------- ---------
  60        1     100,000   100,000   100,000   100,000   100,000  100,000
  61        2      94,562   100,541    94,562   100,541   105,000  105,000
  62        3      89,178   100,981    89,178   100,981   110,250  110,250
  63        4      83,841   101,313    83,841   101,313   115,763  115,763
  64        5      78,544   101,527    78,544   101,527   121,551  121,551
  65        6      73,279   101,613    73,279   101,613   127,628  127,628
  66        7      68,039   101,562    68,039   101,562   134,010  134,010
  67        8      62,815   101,361    62,815   101,361   140,710  140,710
  68        9      57,599   101,000    57,599   101,000   147,746  147,746
  69       10      52,384   100,467    52,384   100,467   155,133  155,133
  74       15      25,915    94,721    25,915    94,721   197,993  197,993
  79       20           0    82,332         0    82,332         0  252,695
  80       21           0    78,842         0    78,842         0  265,330

                                     Lifetime Annual
                                    Guaranteed Minimum
                                      Income Benefit
       Total Death Benefit ------------------------------------
        with the Earnings     Guaranteed        Hypothetical
       enhancement benefit      Income             Income
       ------------------- ----------------- ------------------
  Age      0%        6%       0%       6%       0%        6%
------ --------- --------- -------- -------- -------- ---------
  60    100,000  100,000       N/A     N/A       N/A      N/A
  61    107,000  107,000       N/A     N/A       N/A      N/A
  62    114,350  114,350       N/A     N/A       N/A      N/A
  63    122,068  122,068       N/A     N/A       N/A      N/A
  64    130,171  130,171       N/A     N/A       N/A      N/A
  65    138,679  138,679       N/A     N/A       N/A      N/A
  66    147,613  147,613       N/A     N/A       N/A      N/A
  67    156,994  156,994       N/A     N/A       N/A      N/A
  68    166,844  166,844       N/A     N/A       N/A      N/A
  69    177,186  177,186       N/A     N/A       N/A      N/A
  74    237,190  237,190    10,791  10,791    10,791   10,791
  79          0  313,773    15,667  15,667    15,667   15,667
  80          0  331,462         0  16,875         0   16,875

After conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 80




                                                      Greater of 5%
                                                    Roll-Up to age 80    Total Death
                                                      or the Annual        Benefit
                                                    Ratchet to age 80      with the
                                                       Guaranteed          Earnings                       Guaranteed Annual
                                                         Minimum         enhancement      GWBL Benefit       Withdrawal
                  Account Value      Cash Value       Death Benefit        benefit            Base             Amount
       Contract ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 Age     Year      0%       6%       0%       6%        0%      6%       0%       6%       0%       6%       0%       6%
----- --------- -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
 80      21        0      78,842   25,915   78,842      0    265,330     0      331,462    0      265,330    0      13,266
 84      25        0      63,729        0   63,729      0    265,330     0      331,462    0      265,330    0      13,266
 89      30        0      42,294        0   42,294      0    265,330     0      331,462    0      265,330    0      13,266
 94      35        0      17,546        0   17,546      0    265,330     0      331,462    0      265,330    0      13,266
 95      36        0      12,171        0   12,171      0    265,330     0      331,462    0      265,330    0      13,266

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a policy would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

5. The changes described below are made to the state variation descriptions for New York and Washington under "See "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money"" in "Appendix V: State contract availability and/or variations of certain features and benefits".

    5a. The first and second paragraphs in New York and the first paragraph in Washington are deleted in their entirety and replaced with the following:

If you elect both (1) the Guaranteed minimum income benefit and (2) the Annual Ratchet to age 80 enhanced death benefit, withdrawals will reduce each of the benefits' benefit bases on a pro-rata basis for the first contract year if the Guaranteed minimum income benefit is elected at issue. If the Guaranteed minimum income benefit is added after issue, the applicable one year period begins as of the Guaranteed minimum income benefit effective date.

Beginning on the first day of the 2nd contract year (or 2nd contract year after the GMIB effective date, if applicable), withdrawals will reduce the Guaranteed minimum income benefit Roll-up and Annual Ratchet benefit bases and the Annual Ratchet to age 80 enhanced death benefit base, on a dollar-for-dollar basis.

    5b. The fourth and fifth paragraphs in New York and the third paragraph and the first sentence of the fourth paragraph in Washington are deleted in their entirety and replaced with the following:

If you elect (1) the Guaranteed minimum income benefit and (2) the Standard death benefit, withdrawals will reduce the 5% Roll-Up to age 80 benefit base and the Annual Ratchet to age 80 benefit base on a pro-rata basis for the first year if the Guaranteed minimum income benefit is elected at issue. If the Guaranteed minimum income benefit is added after issue, the applicable one year period begins as of the Guaranteed minimum income benefit effective date.

Beginning on the first day of the 2nd contract year (or 2nd contract year after the GMIB effective date, if applicable), withdrawals will reduce the Guaranteed minimum income benefit Roll-Up to Age 80 benefit base and the Annual Ratchet to age 80 benefit base, on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is no more than 5% of the 5% Roll-Up to age 80 benefit base.













Accumulator(R) is issued by and is a registered service mark and Accumulator(R)
                 Select(SM) is issued by and is a service mark of
              AXA Equitable Life Insurance Company (AXA Equitable). Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC, 1290
                             Avenue of the Americas,
                               New York, NY 10104.

    Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234



4